STANDBY EQUITY PURCHASE AGREEMENT (Details Narrative) - Standby equity purchase agreement [member] - USD ($) $ in Thousands					6 Months Ended
	Dec. 30, 2025	Dec. 09, 2025	Dec. 08, 2025	Dec. 01, 2025	Jun. 30, 2026
IfrsStatementLineItems [Line Items]
Number of ordinary shares at a cost value issued	$ 2,639
Number of ordinary shares issued	230				463,035
Investors terms and conditions description	the Company has the right from time to time at its discretion until the first day of the month following the 36-month period after the date of the SEPA (or earlier in the event the SEPA Investor shall have made payment of $100 million in Advances), to direct the SEPA Investor to purchase a specified amount of ordinary shares (each such sale, an “Advance”) by delivering written notice to the SEPA Investor (each, an “Advance Notice”). While there is no mandatory minimum amount for any Advance, it may not exceed the lesser of (i) an amount equal to one hundred percent (100%) of the average of the Daily Traded Amount (as defined in the SEPA) during the five consecutive Trading Days immediately preceding an Advance Notice, (ii) 30% of the Daily Traded Amount (as defined in the SEPA) and (iii) $1 million, and may not exceed 4.99% of the issued and outstanding Ordinary Shares. The Ordinary Shares purchased pursuant to an Advance will be purchased at a price equal to 94% of the lowest VWAP of the Ordinary Shares during the three Trading Days following the applicable notice date. The Company may also deliver intraday purchase notices to the Investor, and the Ordinary Shares purchased pursuant to an intraday Advance will be purchased at a price equal to 98% of the lowest traded price of the Ordinary Shares during the intraday pricing period, as determined pursuant to the terms of the SEPA.
Gross proceeds	$ 100,000
Commitment amount net		$ 250,000	$ 100,000		$ 50,523
Commitment description					(a) 4% for the first $20,000 of aggregate gross cash proceeds that may be drawn down from the Commitment Amount, (b) 2.5% for the next $14,724 of aggregate gross cash proceeds that may be drawn down from the Commitment Amount and (c) 2% for the last $215,276 of aggregate gross cash proceeds that may be drawn down from the Commitment Amount.
Agent fees					$ 1,484
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Investor committed to purchase amount				$ 100,000
Percentage of commitment amount				2.00%
Number of ordinary shares at a cost value issued				$ 2,000